Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 6,903,499	$ 12,241,339
Restricted cash - current		2,500,000	2,064,130
Accounts receivable		1,131,954	350,672
Other assets - current		705,936	418,584
Total current assets		11,241,389	15,074,725
Non-current assets
Restricted cash -non-current			1,766,700
Property and equipment, net		131,329	175,437
Oil and gas property - subject to amortization, net		1,338,987	1,427,486
Oil and gas property - not subject to amortization, net		1,113,494	958,133
Deferred charges		1,167,995	1,240,751
Other assets -non-current		582,614	512,105
Total non-current assets		4,334,419	6,080,612
Total assets		15,575,808	21,155,337
Current liabilities
Accounts payable		297,081	917,241
Bank loan		980,452	1,105,741
Other current liabilities		19,121	34,250
Accrued expenses		429,371	576,386
Taxes payable		101,770	105,450
Total current liabilities		1,827,795	2,739,068
Non-current liabilities
Asset retirement obligations		321,253	222,344
Long term loan		1,000,000	2,000,000
Provision for post-employment benefit		68,701
Total non-current liabilities		1,389,954	2,222,344
Total liabilities		3,217,749	4,961,412
Commitments and contingencies
Shareholders' Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of December 31, 2020 and 2019, respectively)	[1]
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 7,407,955 and 7,363,637 shares issued and outstanding as of December 31, 2020 and 2019, respectively)	[1]	19,754	19,636
Additional paid-in capital		40,073,087	36,910,568
Accumulated deficit		(27,734,782)	(20,783,084)
Accumulated other comprehensive income			46,805
Total shareholders' equity		12,358,059	16,193,925
Total liabilities and shareholders' equity		$ 15,575,808	$ 21,155,337

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance and the reverse stock split